CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Statement Line Items [Line Items]
Net Income	₪ 41,564	$ 11,808	₪ 45,101	₪ 52,209
Other comprehensive Income (Expenses)
Re-measurement of net liabilities with respect to a defined benefit which will not be classified in the future as profit or loss, net of tax	764	217	363	(293)
Other comprehensive Income (Expenses) for the year	764	217	363	(293)
Total comprehensive Income for the year	₪ 42,328	$ 12,025	₪ 45,464	₪ 51,916

[1]	Convenience Translation into US Dollars.